Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of changes in intangible assets

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2022	4,243,258	9,543	22,812	4,275,613
Disposal of subsidiaries	-	-	(95)	(95)
Acquisitions	155,051	-	732	155,783
Impairment	(111)	-	-	(111)
Disposals	(549)	-	-	(549)
Other (Note 23)	570	-	-	570
Transfers	(55)	-	55	-
Transfer of concession assets to the grantor (*)	(7,956)	-	-	(7,956)
Transfer to property plant and equipment	(2)	-	-	(2)
Translation differences and inflation adjustment	359,027	(540)	(846)	357,641
Balances at December 31, 2022	4,749,233	9,003	22,658	4,780,894
Balances at January 1, 2021	3,855,479	5,733	23,489	3,884,701
Acquisition of business (Note 26 b)	-	4,501	663	5,164
Acquisitions	83,225	-	851	84,076
Impairment	(319)	-	(52)	(371)
Disposals	(138)	-	(348)	(486)
Transfer from property plant and equipment	36	-	-	36
Transfer to property plant and equipment	(38)	-	-	(38)
Translation differences and inflation adjustment	305,013	(691)	(1,791)	302,531
Balances at December 31, 2021	4,243,258	9,543	22,812	4,275,613
Depreciation
Accumulated at January 1, 2022	1,512,731	-	19,911	1,532,642
Disposal of subsidiaries	-	-	(61)	(61)
Depreciation of the year	157,522	-	1,141	158,663
Disposals	(51)	-	-	(51)
Transfers	(4)	-	4	-
Transfer of concession assets to the grantor (*)	(1,504)	-	-	(1,504)
Translation differences and inflation adjustment	132,177	-	(974)	131,203
Accumulated at December 31, 2022	1,800,871	-	20,021	1,820,892
Accumulated at January 1, 2021	1,247,384	-	20,833	1,268,217
Depreciation of the year	145,993	-	1,019	147,012
Disposals	(38)	-	(348)	(386)
Transfer from property plant and equipment	27	-	-	27
Translation differences and inflation adjustment	119,365	-	(1,593)	117,772
Accumulated at December 31, 2021	1,512,731	-	19,911	1,532,642
Net balances at December 31, 2022	2,948,362	9,003	2,637	2,960,002
Net balances at December 31, 2021	2,730,527	9,543	2,901	2,742,971

(*) On March 1, 2022, the operations of the Aeronautical and Air Traffic Telecommunications Service Provider Station and the Airport Control Tower of ICASGA were transferred to the Airspace Control Department, representing a net value of R$ 33.7 million (equivalent to approximately USD 7.1 million). As of December 31, 2022, the compensation estimated to be received regarding to the concession assets transferred is equivalent to approximately USD 6.5 million and is included in Other Receivables within Non-Current assets of the Consolidated Statement of Financial Position.

Schedule of carrying value of the assets impaired

		Goodwill
	ICASGA	allocated to
	Concession	Brazilian
	assets	subsidiaries
Net assets at January 1, 2020	71,918	50,249
Acquisitions	63	—
Impairment	(26,362)	(35,906)
Amortization of the year	(1,425)	—
Disposals	(921)	—
Translation differences	(13,530)	(14,343)
Net assets at December 31, 2020	29,743	—

Schedule of sensitivity analysis of impairment applied to intangible assets

Key assumption	Minus 1%	Plus 1%
Discount rate	3,432	(2,991)
Passenger’s CAGR	(5,196)	5,769